As filed with the Securities and Exchange Commission on August 5, 2022

Registration No. 33-

(Investment Company Act Registration No. 811- 06452)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Fidelity Union Street Trust II

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on September 4, 2022, pursuant to Rule 488.

FIDELITY® ARIZONA MUNICIPAL MONEY MARKET FUND

A SERIES OF

FIDELITY UNION STREET TRUST II

FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND

A SERIES OF

FIDELITY COURT STREET TRUST II

FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND

FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

SERIES OF

FIDELITY MUNICIPAL TRUST II

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To the Shareholders of the above funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity® Arizona Municipal Money Market Fund Meeting) of Fidelity® Arizona Municipal Money Market Fund will be held on November 16, 2022 at 8:00 a.m., Eastern Time (ET). The purpose of the Fidelity® Arizona Municipal Money Market Fund Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof. In light of public health concerns regarding COVID-19, the Fidelity® Arizona Municipal Money Market Fund Meeting will be held in a virtual format only. The Fidelity® Arizona Municipal Money Market Fund Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity® Arizona Municipal Money Market Fund Meeting in person.

(1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Arizona Municipal Money Market Fund to Fidelity® Municipal Money Market Fund in exchange solely for shares of beneficial interest of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Arizona Municipal Money Market Fund’s liabilities, in complete liquidation of Fidelity® Arizona Municipal Money Market Fund.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity® Connecticut Municipal Money Market Fund Meeting) of Fidelity® Connecticut Municipal Money Market Fund will be held on November 16, 2022 at 8:00 a.m., Eastern Time (ET). The purpose of the Fidelity® Connecticut Municipal Money Market Fund Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before such Meeting or any adjournments thereof. In light of public health concerns regarding COVID-19, the Fidelity® Connecticut Municipal Money Market Fund Meeting will be held in a virtual format only. The Fidelity® Connecticut Municipal Money Market Fund Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity® Connecticut Municipal Money Market Fund Meeting in person.

(2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Connecticut Municipal Money Market Fund to Fidelity® Municipal Money Market Fund in exchange solely for shares of beneficial interest of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Connecticut Municipal Money Market Fund’s liabilities, in complete liquidation of Fidelity® Connecticut Municipal Money Market Fund.

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting) of each of Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund,

and Fidelity® Pennsylvania Municipal Money Market Fund will be held on November 16, 2022 at 8:00 a.m., Eastern Time (ET). The purpose of the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before such Meeting or any adjournments thereof. In light of public health concerns regarding COVID-19, the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting will be held in a virtual format only. The Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting in person.

(3) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Michigan Municipal Money Market Fund to Fidelity® Municipal Money Market Fund in exchange solely for shares of beneficial interest of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Michigan Municipal Money Market Fund’s liabilities, in complete liquidation of Fidelity® Michigan Municipal Money Market Fund.

(4) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Ohio Municipal Money Market Fund to Fidelity® Municipal Money Market Fund in exchange solely for shares of beneficial interest of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Ohio Municipal Money Market Fund’s liabilities, in complete liquidation of Fidelity® Ohio Municipal Money Market Fund.

(5) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity® Pennsylvania Municipal Money Market Fund to Fidelity® Municipal Money Market Fund in exchange solely for shares of beneficial interest of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Pennsylvania Municipal Money Market Fund’s liabilities, in complete liquidation of Fidelity® Pennsylvania Municipal Money Market Fund.

The Boards of Trustees have fixed the close of business on September 19, 2022 as the record date for the determination of the shareholders of each of Fidelity® Arizona Municipal Money Market Fund, Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund entitled to notice of, and to vote at, the Fidelity® Arizona Municipal Money Market Fund Meeting, the Fidelity® Connecticut Municipal Money Market Fund Meeting, and the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting, respectively, and any adjournments thereof.

By order of the Board of Trustees,

Cynthia Lo Bessette, Secretary

September 19, 2022

Your vote is important – please vote your shares promptly.

In light of public health concerns regarding COVID-19, the Fidelity® Arizona Municipal Money Market Fund Meeting, the Fidelity® Connecticut Municipal Money Market Fund Meeting, and the Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund Meeting (each, a Meeting) will be held in a virtual format only. Shareholders are invited to attend a Meeting by means of remote audio communication. You will not be able to attend a Meeting in person. To participate in a Meeting you must register at https://viewproxy.com/fidelityfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card, voting instruction form or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Wednesday, November 15, 2022. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend a Meeting. A separate email will follow containing a password to enter at the event link in order to access a Meeting. You may vote during a Meeting at www.proxyvote.com/proxy. You will need your control number to vote.

Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on November 15, 2022. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at a Meeting.

Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at https://viewproxy.com/fidelityfunds/broadridgevsm/ no later than 8:00 a.m. ET on Wednesday, November 15, 2022.

Any shareholder who does not expect to virtually attend a Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a Meeting to vote your shares, you will need to follow the instructions available on a Meeting’s website during a Meeting.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.

All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer

2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer

B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

2)	ABC Trust	Ann B. Collins, Trustee

3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78

C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on November 15, 2022.

FIDELITY® ARIZONA MUNICIPAL MONEY MARKET FUND A SERIES OF FIDELITY UNION STREET TRUST II	FIDELITY® MUNICIPAL MONEY MARKET FUND A SERIES OF FIDELITY UNION STREET TRUST II
FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND A SERIES OF FIDELITY COURT STREET TRUST II
FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SERIES OF FIDELITY MUNICIPAL TRUST II

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

PROXY STATEMENT AND PROSPECTUS

SEPTEMBER 19, 2022

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® Arizona Municipal Money Market Fund, a series of Fidelity Union Street Trust II, Fidelity® Connecticut Municipal Money Market Fund, a series of Fidelity Court Street Trust II, and Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund, each a series of Fidelity Municipal Trust II (Fidelity Union Street Trust II, Fidelity Court Street Trust II, and Fidelity Municipal Trust II, each a trust and together, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Boards of Trustees to be used at the Special Meeting of Shareholders of Fidelity® Arizona Municipal Money Market Fund, the Special Meeting of Shareholders of Fidelity® Connecticut Municipal Money Market Fund, and the Special Meeting of Shareholders of Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund, and at any adjournments thereof (together, the Meetings), to be held on November 16, 2022 at 8:00 a.m., Eastern Time (ET).

In light of public health concerns regarding COVID-19, the Boards of Trustees and Fidelity Management & Research Company LLC (FMR), the funds’ investment adviser, have determined that the Meetings will be held in a virtual format only. The Meetings will be accessible solely by means of remote audio communication. You will not be able to attend the Meetings in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about September 19, 2022.

As more fully described in the Proxy Statement, shareholders of each proposed acquired fund listed in the following table are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of the acquired fund by Fidelity® Municipal Money Market Fund (Acquiring Fund).

Proposal	Acquired Fund
1	Fidelity® Arizona Municipal Money Market Fund
2	Fidelity® Connecticut Municipal Money Market Fund
3	Fidelity® Michigan Municipal Money Market Fund
4	Fidelity® Ohio Municipal Money Market Fund
5	Fidelity® Pennsylvania Municipal Money Market Fund

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all five Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your fund is approved by the fund’s shareholders and the related Reorganization occurs, you will become a shareholder of the Acquiring Fund. Your fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on December 2, 2022, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Fidelity® Municipal Money Market Fund (together with Fidelity® Arizona Municipal Money Market Fund, Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund, the funds), a municipal money market fund, is a diversified series of Fidelity Union Street Trust II, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. Fidelity® Municipal Money Market Fund seeks to achieve its investment objective by normally investing in municipal money market securities; normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax; potentially investing up to 20% of assets in securities subject to state and/or federal income tax; potentially investing more than 25% of total assets in municipal securities that finance similar types of projects; and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Proxy Statement sets forth concisely the information about each Reorganization and Fidelity® Municipal Money Market Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated September 19, 2022, relating to this Proxy Statement;

(ii) the Prospectus for Fidelity® Municipal Money Market Fund dated October 30, 2021, a copy of which accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Fidelity® Municipal Money Market Fund dated October 30, 2021;

(iv) the Semiannual Report for Fidelity® Municipal Money Market Fund for the fiscal period ended February 28, 2022;

(v) the Prospectus for Fidelity® Arizona Municipal Money Market Fund dated October 30, 2021, as supplemented;

(vi) the Prospectus for Fidelity® Connecticut Municipal Money Market Fund dated January 29, 2022, as supplemented;

(vii) the Prospectus for Fidelity® Michigan Municipal Money Market Fund dated March 1, 2022, as supplemented;

(viii) the Prospectus for Fidelity® Ohio Municipal Money Market Fund dated March 1, 2022, as supplemented;

(ix) the Prospectus for Fidelity® Pennsylvania Municipal Money Market Fund dated March 1, 2022, as supplemented;

(x) the Statement of Additional Information for Fidelity® Arizona Municipal Money Market Fund dated October 30, 2021;

(xi) the Statement of Additional Information for Fidelity® Connecticut Municipal Money Market Fund dated January 29, 2022;

(xii) the Statement of Additional Information for Fidelity® Michigan Municipal Money Market Fund dated March 1, 2022;

(xiii) the Statement of Additional Information for Fidelity® Ohio Municipal Money Market Fund dated March 1, 2022;

(xiv) the Statement of Additional Information for Fidelity® Pennsylvania Municipal Money Market Fund dated March 1, 2022;

(xv) the Semiannual Report for Fidelity® Arizona Municipal Money Market Fund for the fiscal period ended February 28, 2022;

(xvi) the Semiannual Report for Fidelity® Connecticut Municipal Money Market Fund for the fiscal period ended May 31, 2022;

(xvii) the Semiannual Report for Fidelity® Michigan Municipal Money Market Fund for the fiscal period ended [June 30], 2022;

(xiii) the Semiannual Report for Fidelity® Ohio Municipal Money Market Fund for the fiscal period ended [June 30], 2022; and

(xix) the Semiannual Report for Fidelity® Pennsylvania Municipal Money Market Fund for the fiscal period ended [June 30], 2022.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trusts at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544, or by logging on to www.fidelity.com.

The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statements of Additional Information of each Acquired Fund or the Acquiring Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of the Acquiring Fund carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of Fidelity® Arizona Municipal Money Market Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity® Arizona Municipal Money Market Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Arizona Municipal Money Market Fund by Fidelity® Municipal Money Market Fund.

Shareholders of Fidelity® Connecticut Municipal Money Market Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity® Connecticut Municipal Money Market Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Connecticut Municipal Money Market Fund by Fidelity® Municipal Money Market Fund.

Shareholders of Fidelity® Michigan Municipal Money Market Fund are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Fidelity® Michigan Municipal Money Market Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Michigan Municipal Money Market Fund by Fidelity® Municipal Money Market Fund.

Shareholders of Fidelity® Ohio Municipal Money Market Fund are being asked to vote on Proposal 4. As more fully described in Proposal 4 below, shareholders of Fidelity® Ohio Municipal Money Market Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Ohio Municipal Money Market Fund by Fidelity® Municipal Money Market Fund.

Shareholders of Fidelity® Pennsylvania Municipal Money Market Fund are being asked to vote on Proposal 5. As more fully described in Proposal 5 below, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity® Pennsylvania Municipal Money Market Fund by Fidelity® Municipal Money Market Fund.

Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all five Reorganizations to be approved for any one of them to occur.

Shareholders of record as of the close of business on September 19, 2022 will be entitled to vote at the Meeting.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the Acquiring Fund. Your Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your Acquired Fund’s liabilities in complete liquidation of the fund. The Acquiring Fund will be the accounting survivor. Each Reorganization, described in the following table, is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund

Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund

Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund

Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund

Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund

For more information, shareholders of Fidelity® Arizona Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Connecticut Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Michigan Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Ohio Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal for my fund?

Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:

•	Shareholders will be part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax.

•	Shareholders are expected to benefit from an expense reduction of approximately 8 to 14 basis points.

•	Each Reorganization will qualify as a tax-free exchange for federal income tax purposes.

If shareholder approval of the Agreement cannot be achieved, the fund proposed to be Acquired will liquidate during the first quarter of 2023.

For more information, shareholders of Fidelity® Arizona Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”

For more information, shareholders of Fidelity® Connecticut Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”

For more information, shareholders of Fidelity® Michigan Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”

For more information, shareholders of Fidelity® Ohio Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 4 – Reasons for the Reorganization.”

For more information, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 5 – Reasons for the Reorganization.”

How will you determine the number of shares of Fidelity® Municipal Money Market Fund that I will receive?

As provided in the Agreement relating to each Proposal, each Acquired Fund will distribute shares of the Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the Acquiring Fund equal to the number of shares of the applicable Acquired Fund held by such shareholder on the Closing Date.

For more information, shareholders of Fidelity® Arizona Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Connecticut Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Michigan Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Ohio Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the Acquired Fund or the Acquiring Fund or to the shareholders of either fund.

Following the Reorganization, shareholders of Fidelity® Arizona Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Arizona municipal securities or securities producing income exempt from Arizona personal income tax would be eligible for an exemption from Arizona personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Arizona personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Arizona personal income tax.

For more information, shareholders of Fidelity® Arizona Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”

Following the Reorganization, shareholders of Fidelity® Connecticut Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Connecticut municipal securities or securities producing income exempt from Connecticut personal income tax would be eligible for an exemption from Connecticut personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Connecticut personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Connecticut personal income tax.

For more information, shareholders of Fidelity® Connecticut Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”

Following the Reorganization, shareholders of Fidelity® Michigan Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Michigan municipal securities or securities producing income exempt from Michigan personal income tax would be eligible for an exemption from Michigan personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Michigan personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Michigan personal income tax.

For more information, shareholders of Fidelity® Michigan Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”

Following the Reorganization, shareholders of Fidelity® Ohio Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Ohio municipal securities or securities producing income exempt from Ohio personal income tax would be eligible for an exemption from Ohio personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Ohio personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Ohio personal income tax.

For more information, shareholders of Fidelity® Ohio Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 4 – Federal Income Tax Considerations.”

Following the Reorganization, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Pennsylvania municipal securities or securities producing income exempt from Pennsylvania personal income tax would be eligible for an exemption from Pennsylvania personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Pennsylvania personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Pennsylvania personal income tax.

For more information, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund please refer to the section entitled “The Proposed Transactions – Proposal 5 – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

Proposal 1 – Fidelity® Arizona Municipal Money Market Fund

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Investment Objective (is fundamental, that is, subject to change only by shareholder approval)	Investment Objective (is fundamental, that is, subject to change only by shareholder approval)
The fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.	The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets in municipal money market securities.	Same principal strategy.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal and Arizona personal income taxes. Municipal securities whose interest is exempt from federal and Arizona personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

(the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax.

(the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser may invest up to 20% of the fund’s assets in municipal securities whose interest is subject to Arizona personal income tax under normal circumstances. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.

Same principal strategy.
The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.	Same principal strategy.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)
No corresponding policy or limitation.	Short Sales. The fund may not make short sales of securities.
No corresponding policy or limitation.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.
Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.	Commodities. The fund may not purchase or sell commodities or commodity contracts.
No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration. The fund may not invest in oil, gas, or other mineral exploration or development programs.
Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations
Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund’s total assets would be invested in the securities of that issuer.

Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Short Sales. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

No corresponding policy or limitation.
Margin Purchases. The fund does not currently intend to purchase securities on margin, except that the fund	No corresponding policy or limitation.

may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

Proposal 2 – Fidelity® Connecticut Municipal Money Market Fund

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Investment Objective (is fundamental, that is, subject to change only by shareholder approval)	Investment Objective (is fundamental, that is, subject to change only by shareholder approval)
The fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with preservation of capital.	The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets in municipal money market securities.	Same principal strategy.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal and Connecticut personal income taxes. Municipal securities whose interest is exempt from federal and Connecticut personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

(the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax.

(the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser may invest up to 20% of the fund’s assets in municipal securities whose interest is subject to Connecticut personal income tax or Connecticut alternative minimum tax under normal circumstances. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.
The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.	Same principal strategy.

The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.	Same principal strategy.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Short Sales. The fund may not sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short.	Short Sales: The fund may not make short sales of securities.

Margin Purchases. The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.	Commodities. The fund may not purchase or sell commodities or commodity contracts.

No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration: The fund may not invest in oil, gas, or other mineral exploration or development programs.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund’s total assets would be invested in the securities of that issuer.	Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

Proposal 3 – Fidelity® Michigan Municipal Money Market Fund

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Investment Objective (is fundamental, that is, subject to change only by shareholder approval)	Investment Objective (is fundamental, that is, subject to change only by shareholder approval)

The fund seeks as high a level of current income, exempt from federal income tax and Michigan personal income tax, as is consistent with the preservation of capital.	The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests the fund’s assets in municipal money market securities.	Same principal strategy.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose interest is exempt from federal and Michigan personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

(the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax. (the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser may invest up to 20% of the fund’s assets in municipal securities whose interest is subject to Michigan personal income tax under normal circumstances. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.	The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.	Same principal strategy.

The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.	Same principal strategy.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Short Sales. The fund may not sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short.	Short Sales. The fund may not make short sales of securities.

Margin Purchases. The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.	Commodities. The fund may not purchase or sell commodities or commodity contracts.

No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration. The fund may not invest in oil, gas, or other mineral exploration or development programs.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund’s total assets would be invested in the securities of that issuer.	Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

Proposal 4 – Fidelity® Ohio Municipal Money Market Fund

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Investment Objective (is fundamental, that is, subject to change only by shareholder approval)	Investment Objective (is fundamental, that is, subject to change only by shareholder approval)

The fund seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.	The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests the fund’s assets in municipal money market securities.	Same principal strategy.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose interest is exempt from federal and Ohio personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. (the 80% policy is fundamental, that is, subject to change only by shareholder approval)	The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax. (the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser may invest up to 20% of the fund’s assets in municipal securities whose interest is subject to Ohio personal income tax under normal circumstances. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.	The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.	Same principal strategy.

The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.	Same principal strategy.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Short Sales. The fund may not sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short.	Short Sales. The fund may not make short sales of securities.

Margin Purchases. The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.	Commodities. The fund may not purchase or sell commodities or commodity contracts.

No corresponding policy or limitation.	Oil, Gas, and Mineral Exploration. The fund may not invest in oil, gas, or other mineral exploration or development programs.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund’s total assets would be invested in the securities of that issuer.	Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

Proposal 5 – Fidelity® Pennsylvania Municipal Money Market Fund

Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Investment Objective (is fundamental, that is, subject to change only by shareholder approval)	Investment Objective (is fundamental, that is, subject to change only by shareholder approval)

The fund seeks as high a level of current income, exempt from federal income tax and from Pennsylvania personal income tax, as is consistent with the preservation of capital.	The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests the fund’s assets in municipal money market securities.	Same principal strategy.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes. Municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. (the 80% policy is fundamental, that is, subject to change only by shareholder approval)	The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax. (the 80% policy is fundamental, that is, subject to change only by shareholder approval)

The Adviser may invest up to 20% of the fund’s assets in municipal securities whose interest is subject to Pennsylvania personal income tax under normal circumstances. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.	The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.	Same principal strategy.

The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.	Same principal strategy.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund:

Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Short Sales. The fund may not sell securities short (except by selling futures contracts), unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold.	Short Sales. The fund may not make short sales of securities.

Margin Purchases. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make initial and variation margin payments in connection with the purchase or sale of futures contracts or of options on futures contracts.	Margin Purchases. The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Commodities. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.	Commodities. The fund may not purchase or sell commodities or commodity contracts.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund’s total assets would be invested in the securities of that issuer.	Diversification. The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about each fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® Municipal Money Market Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each Acquired Fund and the Acquiring Fund:

Management	of the Funds

The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2021, FMR had approximately $3.6 trillion in discretionary assets under management, and approximately $4.5 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are also sub-advisers to the funds.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganizations.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Fidelity® Arizona Municipal Money Market Fund and Fidelity® Pennsylvania Municipal Money Market Fund each pay FMR an “all-inclusive” management fee at an annual rate of 0.50% of the fund’s average net assets. Under Fidelity® Arizona Municipal Money Market Fund’s and Fidelity® Pennsylvania Municipal Money Market Fund’s management contract, FMR is responsible for paying the fund’s operating expenses, with limited exceptions.

In contrast, under Fidelity® Connecticut Municipal Money Market Fund’s, Fidelity® Michigan Municipal Money Market Fund’s, Fidelity® Ohio Municipal Money Market Fund’s, and Fidelity® Municipal Money Market Fund’s management contract, FMR is not responsible for paying the fund’s operating expenses. Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund each pay their management fee and other operating expenses separately. Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund pay FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. The individual fund fee rate for Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund is 0.25% of its average net assets. The individual fund fee rate for Fidelity® Municipal Money Market Fund is 0.15% of its average net assets.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund is available in each fund’s semi-annual report for the fiscal period ended February 28, 2022.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Connecticut Municipal Money Market Fund is available in the fund’s semi-annual report for the fiscal period ended May 31, 2022.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund is available in each fund’s annual report for the fiscal period ended December 31, 2021.

If any or all of the Reorganizations are approved, the combined fund will retain Fidelity® Municipal Money Market Fund’s management fee structure, requiring payment of a management fee and other operating expenses separately. Under Fidelity® Arizona Municipal Money Market Fund’s and Fidelity® Pennsylvania Municipal Money Market Fund’s all-inclusive management fee structure, Fidelity® Arizona Municipal Money Market Fund and Fidelity® Pennsylvania Municipal Money Market Fund shareholders currently have the right to vote on any expense increases over 0.50% of average net assets. Shareholders of the combined fund would also have the right to vote on any increases in FMR’s management fee; however, because the management fee would not be all-inclusive, shareholders would not have the right to vote on all types of expense increases.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense	Limitation and Reimbursement Arrangements

FMR has voluntarily agreed to reimburse Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets exceed the following rates. Voluntary arrangements may be discontinued at any time.

Fund	Rate
Fidelity® Connecticut Municipal Money Market Fund	0.48%
Fidelity® Michigan Municipal Money Market Fund	0.55%
Fidelity® Ohio Municipal Money Market Fund	0.55%

FMR has contractually agreed to limit Fidelity® Municipal Money Market Fund’s total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), to 0.42% of its average net assets. FMR may not terminate this arrangement before December 31, 2023 without the Board’s approval. If any or all of the Reorganizations are approved, the combined fund will retain Fidelity® Municipal Money Market Fund’s contractual expense limitation.

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund Operating Expenses” below.

Distribution	of Fund Shares

The principal business address of Fidelity Distributors Company LLC (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

If any of the Reorganizations are approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each fund for the 12 months ended February 28, 2022 and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual	Fund Operating Expenses

The following tables show the fees and expenses of each Acquired Fund and the Acquiring Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganizations. Annual fund operating expenses are paid by each fund.

The combined pro forma expenses shown below assume that all of the Reorganizations occur. Attachment 1 provides pro forma expense information for the combined fund assuming only Proposal 1, Proposal 2, Proposal 3, Proposal 4, or Proposal 5 is approved.

As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Acquired Fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.50%	0.35%	0.35%	0.35%	0.50%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None	None	None	None	None
Other expenses	0.00%	0.14%	0.20%	0.18%	0.00%	0.16%	0.16%
Total annual fund operating expenses	0.50%	0.49%	0.55%	0.53%	0.50%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund each had voluntary expense caps during the 12 months ended February 28, 2022 (see “Expense Limitation and Reimbursement Arrangements” on page 18 for a summary of these arrangements). Expenses of these funds shown in each of the Annual Fund Operating Expenses tables above do not reflect these voluntary expense caps. To the extent that the gross expenses of a fund exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the fund’s shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. Voluntary arrangements may be discontinued at any time.

FMR has contractually agreed to limit Fidelity® Municipal Money Market Fund’s total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), to 0.42% of its average net assets. FMR may not terminate this arrangement before December 31, 2023 without the Board’s approval. The combined fund will maintain this contractual expense limitation.

Examples of Effect of Fund Expenses

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after the Reorganizations. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of their shares at the end of each time period indicated.

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$51	$50	$56	$54	$51	$42	$42
3 years	$160	$157	$176	$170	$160	$132	$132
5 years	$280	$274	$307	$296	$280	$230	$230
10 years	$628	$616	$689	$665	$628	$518	$518

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above assume that all of the Reorganizations occur. Attachment 2 provides pro forma expenses for the combined fund if only Proposal 1, Proposal 2, Proposal 3, Proposal 4, or Proposal 5 is approved.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If any of the Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

On July 15, 2022, each Acquired Fund closed to new accounts pending the Reorganizations. Shareholders of each Acquired Fund as of that date can continue to purchase shares of their respective fund. Shareholders of each Acquired Fund may redeem shares of their respective fund through the Closing Date of their fund’s Reorganization.

For more information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If any of the Reorganizations are approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If any of the Reorganizations are approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, each Acquired Fund may declare additional dividends or other distributions to distribute all of its net income and/or net realized capital gains.

Following the Reorganization, shareholders of Fidelity® Arizona Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Arizona municipal securities or securities producing income exempt from Arizona personal income tax would be eligible for an exemption from Arizona personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Arizona personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Arizona personal income tax.

Following the Reorganization, shareholders of Fidelity® Connecticut Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Connecticut municipal securities or securities producing income exempt from Connecticut personal income tax would be eligible for an exemption from Connecticut personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Connecticut personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Connecticut personal income tax.

Following the Reorganization, shareholders of Fidelity® Michigan Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Michigan municipal securities or securities producing income exempt from Michigan personal income tax would be eligible for an exemption from Michigan personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Michigan personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Michigan personal income tax.

Following the Reorganization, shareholders of Fidelity® Ohio Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Ohio municipal securities or securities producing income exempt from Ohio personal income tax would be eligible for an exemption from Ohio personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Ohio personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Ohio personal income tax.

Following the Reorganization, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Pennsylvania municipal securities or securities producing income exempt from Pennsylvania personal income tax would be eligible for an exemption from Pennsylvania personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Pennsylvania personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Pennsylvania personal income tax.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund will each bear the cost of its Reorganization, provided the expenses do not exceed a fund’s respective existing voluntary expense cap. Expenses exceeding a fund’s voluntary expense cap will be paid by FMR. Any transaction costs associated with portfolio adjustments to Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, or Fidelity® Ohio Municipal Money Market Fund due to its Reorganization that occur prior to the Closing Date will be borne by the respective fund notwithstanding its voluntary expense cap.

For Fidelity® Arizona Municipal Money Market Fund and Fidelity® Pennsylvania Municipal Money Market Fund, pursuant to its all-inclusive management contract, FMR will bear the cost of the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity® Arizona Municipal Money Market Fund or Fidelity® Pennsylvania Municipal Money Market Fund due to its Reorganization that occur prior to the Closing Date will be borne by the respective fund notwithstanding its all-inclusive management contract.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s yield will change daily based on changes in interest rates and other market conditions. Although the funds are managed to maintain a stable $1.00 share price, there is no guarantee that a fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund’s investments could cause a fund’s share price to decrease.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and strategies as described above, the funds are subject to similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in all of the funds?

Proposal 1 – Fidelity® Arizona Municipal Money Market Fund

Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	Same risk.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.	Same risk.

Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.	Same risk.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.	Same risk.

Geographic Concentration. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state.	No corresponding risk.

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.	Same risk.

Proposal 2 – Fidelity® Connecticut Municipal Money Market Fund

Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	Same risk.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.	Same risk.

Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.	Same risk.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.	Same risk.

Geographic Concentration. Unfavorable political or economic conditions within Connecticut can affect the credit quality of issuers located in that state.	No corresponding risk.

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.	Same risk.

Proposal 3 – Fidelity® Michigan Municipal Money Market Fund

Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	Same risk.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.	Same risk.

Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.	Same risk.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.	Same risk.

Geographic Concentration. Unfavorable political or economic conditions within Michigan can affect the credit quality of issuers located in that state.	No corresponding risk.

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.	Same risk.

Proposal 4 – Fidelity® Ohio Municipal Money Market Fund

Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	Same risk.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.	Same risk.

Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.	Same risk.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.	Same risk.

Geographic Concentration. Unfavorable political or economic conditions within Ohio can affect the credit quality of issuers located in that state.	No corresponding risk.

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.	Same risk.

Proposal 5 – Fidelity® Pennsylvania Municipal Money Market Fund

Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund
Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.	Same risk.

Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.	Same risk.

Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.	Same risk.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.	Same risk.

Geographic Concentration. Unfavorable political or economic conditions within Pennsylvania can affect the credit quality of issuers located in that state.	No corresponding risk.

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.	Same risk.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year. Past performance is not an indication of future performance.

Year-by-Year Returns

Fidelity® Arizona Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.32%	June 30, 2019
Lowest Quarter Return	0.00%	March 31, 2021
Year-to-Date Return	0.04%	June 30, 2022

Fidelity® Connecticut Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.37%	March 31, 2019
Lowest Quarter Return	0.00%	March 31, 2021
Year-to-Date Return	0.06%	June 30, 2022

Fidelity® Michigan Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.32%	June 30, 2018
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.05%	June 30, 2022

Fidelity® Ohio Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.37%	March 31, 2019
Lowest Quarter Return	0.00%	March 31, 2021
Year-to-Date Return	0.05%	June 30, 2022

Fidelity® Pennsylvania Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.31%	June 30, 2019
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.06%	June 30, 2022

Fidelity® Municipal Money Market Fund

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.35%	June 30, 2019
Lowest Quarter Return	0.00%	March 31, 2021
Year-to-Date Return	0.09%	June 30, 2022

Average Annual Returns

Fidelity® Arizona Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Arizona Municipal Money Market Fund	0.01%	0.59%	0.32%

Fidelity® Connecticut Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Connecticut Municipal Money Market Fund	0.01%	0.59%	0.31%

Fidelity® Michigan Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Michigan Municipal Money Market Fund	0.05%	0.55%	0.29%

Fidelity® Ohio Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Ohio Municipal Money Market Fund	0.02%	0.58%	0.30%

Fidelity® Pennsylvania Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Pennsylvania Municipal Money Market Fund	0.08%	0.57%	0.30%

Fidelity® Municipal Money Market Fund

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2021
Fidelity® Municipal Money Market Fund	0.02%	0.65%	0.35%

THE PROPOSED TRANSACTIONS

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® ARIZONA MUNICIPAL MONEY MARKET FUND AND FIDELITY® MUNICIPAL MONEY MARKET FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Municipal Money Market Fund acquiring as of the Closing Date all of the assets of Fidelity® Arizona Municipal Money Market Fund in exchange solely for shares of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Arizona Municipal Money Market Fund’s liabilities; and (b) the distribution of shares of Fidelity® Municipal Money Market Fund to the shareholders of Fidelity® Arizona Municipal Money Market Fund as provided for in the Agreement.

The value of Fidelity® Arizona Municipal Money Market Fund’s assets to be acquired by Fidelity® Municipal Money Market Fund and the amount of its liabilities to be assumed by Fidelity® Municipal Money Market Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Municipal Money Market Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Municipal Money Market Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures). If the difference between (i) the net asset value per share of either fund computed using the Valuation Procedures and (ii) the net asset value per share of the same fund using mark-to-market valuations as set forth in the fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7 equals or exceeds $0.0025 as of the Valuation Time, the Closing Date will be postponed until such time as the per share difference is less than $0.0025, unless the Board of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund determine in their discretion to proceed with the Closing on the Closing Date.

As of the Closing Date, Fidelity® Municipal Money Market Fund will deliver to Fidelity® Arizona Municipal Money Market Fund, and Fidelity® Arizona Municipal Money Market Fund will distribute to its shareholders of record, shares of Fidelity® Municipal Money Market Fund so that each Fidelity® Arizona Municipal Money Market Fund shareholder will receive the number of full and fractional shares of Fidelity® Municipal Money Market Fund equal to the number of shares of Fidelity® Arizona Municipal Money Market Fund held by such shareholder on the Closing Date; Fidelity® Arizona Municipal Money Market Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Arizona Municipal Money Market Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Municipal Money Market Fund due that shareholder. The net asset value per share of Fidelity® Municipal Money Market Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Municipal Money Market Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Arizona Municipal Money Market Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Arizona Municipal Money Market Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Arizona Municipal Money Market Fund is liquidated.

For Fidelity® Arizona Municipal Money Market Fund, pursuant to its all-inclusive management contract, FMR will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of Fidelity® Arizona Municipal Money Market Fund are permissible investments for Fidelity® Municipal Money Market Fund. Nevertheless, if shareholders approve each of the Reorganizations, or if only some are approved, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Municipal Money Market Fund that occur after the Closing Date will be borne by Fidelity® Municipal Money Market Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Arizona Municipal Money Market Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 14, 2022. In proposing the Reorganization, FMR advised the Boards that the Reorganization would result in Fidelity® Arizona Municipal Money Market Fund’s shareholders being part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax. Fidelity® Arizona Municipal Money Market Fund’s shareholders are expected to benefit from an expense reduction of approximately 9 basis points. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Board further considered that the Reorganization would increase the shareholder base and assets of Fidelity® Municipal Money Market Fund, improving Fidelity® Municipal Money Market Fund’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity® Arizona Municipal Money Market Fund will liquidate during the first quarter of 2023.

Description of the Securities to be Issued

Fidelity® Municipal Money Market Fund is a series of Fidelity Union Street Trust II (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Municipal Money Market Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Municipal Money Market Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Municipal Money Market Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Municipal Money Market Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Municipal Money Market Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Municipal Money Market Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Arizona Municipal Money Market Fund’s assets for Fidelity® Municipal Money Market Fund’s shares and the assumption of the liabilities of Fidelity® Arizona Municipal Money Market Fund by Fidelity® Municipal Money Market Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund):

(i)     The acquisition by Fidelity® Municipal Money Market Fund of substantially all of the assets of Fidelity® Arizona Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Arizona Municipal Money Market Fund followed by the distribution of Fidelity® Municipal Money Market Fund shares to the Fidelity® Arizona Municipal Money Market Fund shareholders in exchange for their Fidelity® Arizona Municipal Money Market Fund shares in complete liquidation and termination of Fidelity® Arizona Municipal Money Market Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Fidelity® Arizona Municipal Money Market Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Arizona Municipal Money Market Fund, except that Fidelity® Arizona Municipal Money Market Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Fidelity® Arizona Municipal Money Market Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Municipal Money Market Fund shares received by Fidelity® Arizona Municipal Money Market Fund in the Reorganization;

(iv)     Fidelity® Municipal Money Market Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Arizona Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption of all liabilities of Fidelity® Arizona Municipal Money Market Fund;

(v)     The adjusted basis to Fidelity® Municipal Money Market Fund of the assets of Fidelity® Arizona Municipal Money Market Fund received by Fidelity® Municipal Money Market Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Arizona Municipal Money Market Fund immediately before the exchange;

(vi)     Fidelity® Municipal Money Market Fund’s holding periods with respect to the assets of Fidelity® Arizona Municipal Money Market Fund that Fidelity® Municipal Money Market Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Arizona Municipal Money Market Fund (except where investment activities of Fidelity® Municipal Money Market Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)    The Fidelity® Arizona Municipal Money Market Fund shareholders will recognize no gain or loss upon receiving Fidelity® Municipal Money Market Fund shares in exchange solely for Fidelity® Arizona Municipal Money Market Fund shares;

(viii)    The aggregate basis of the Fidelity® Municipal Money Market Fund shares received by a Fidelity® Arizona Municipal Money Market Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Arizona Municipal Money Market Fund shares surrendered by the Fidelity® Arizona Municipal Money Market Fund shareholder in exchange therefor; and

(ix)     A Fidelity® Arizona Municipal Money Market Fund shareholder’s holding period for the Fidelity® Municipal Money Market Fund shares received by the Fidelity® Arizona Municipal Money Market Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Arizona Municipal Money Market Fund shareholder held Fidelity® Arizona Municipal Money Market Fund shares surrendered in exchange therefor, provided that the Fidelity® Arizona Municipal Money Market Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to as to the federal income tax consequences of the Reorganization except as expressly set forth in the opinion, or as to any transactions except those consummated in accordance with the Agreement and Plan of Reorganization. Without limiting the foregoing, no opinion will be expressed as to the federal income tax consequences of the Reorganization to Fidelity® Arizona Municipal Money Market Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

The opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If the Reorganization were consummated but the Internal Revenue Service or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, Fidelity® Arizona Municipal Money Market Fund would recognize gain or loss on the transfer of its assets to Fidelity® Municipal Money Market Fund, and each shareholder of Fidelity® Arizona Municipal Money Market Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® Arizona Municipal Money Market Fund shares and the fair market value of the shares of Fidelity® Municipal Money Market Fund it received.

Shareholders of Fidelity® Arizona Municipal Money Market Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Following the Reorganization, shareholders of Fidelity® Arizona Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Arizona municipal securities or securities producing income exempt from Arizona personal income tax would be eligible for an exemption from Arizona personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Arizona personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Arizona personal income tax.

Shareholders of Fidelity® Arizona Municipal Money Market Fund should consult their tax advisers regarding the income tax consequences of holding shares in Fidelity® Municipal Money Market Fund, including differences in the state and local tax treatment of dividends received from Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund.

Forms of Organization

Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund are diversified series of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Delaware statutory trust, governed by the same Trust Instrument, the rights of the security holders of Fidelity® Arizona Municipal Money Market Fund under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Municipal Money Market Fund Following the Reorganization

FMR does not expect Fidelity® Municipal Money Market Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Municipal Money Market Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Municipal Money Market Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Arizona Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2022, the net assets of Fidelity® Arizona Municipal Money Market Fund was $67,310,659, or 1.5% of Fidelity® Municipal Money Market Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Arizona Municipal Money Market Fund[1]	$67,310,659	$1.00	67,191,755
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$4,469,009,072	$1.00	4,461,328,610

[1]

Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $18,135. Pursuant to the fund’s all-inclusive management contract, FMR will bear the cost of the reorganization.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 1 occurs. Attachment 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Fidelity® Municipal Money Market Fund after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 1 occurred on February 28, 2022. The table is for information purposes only. No assurance can be given as to how many Fidelity® Municipal Money Market Fund shares will be received by shareholders of Fidelity® Arizona Municipal Money Market Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Municipal Money Market Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on July 14, 2022. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund and that the interests of existing shareholders of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Arizona Municipal Money Market Fund and the fund would liquidate during the first quarter of 2023.

The Board of Trustees of Fidelity® Arizona Municipal Money Market Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND AND FIDELITY® MUNICIPAL MONEY MARKET FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Municipal Money Market Fund acquiring as of the Closing Date all of the assets of Fidelity® Connecticut Municipal Money Market Fund in exchange solely for shares of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Connecticut Municipal Money Market Fund’s liabilities; and (b) the distribution of shares of Fidelity® Municipal Money Market Fund to the shareholders of Fidelity® Connecticut Municipal Money Market Fund as provided for in the Agreement.

The value of Fidelity® Connecticut Municipal Money Market Fund’s assets to be acquired by Fidelity® Municipal Money Market Fund and the amount of its liabilities to be assumed by Fidelity® Municipal Money Market Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Municipal Money Market Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Municipal Money Market Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures). If the difference between (i) the net asset value per share of either fund computed using the Valuation Procedures and (ii) the net asset value per share of the same fund using mark-to-market valuations as set forth in the fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7 equals or exceeds $0.0025 as of the Valuation Time, the Closing Date will be postponed until such time as the per share difference is less than $0.0025, unless the Boards of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund determine in their discretion to proceed with the Closing on the Closing Date.

As of the Closing Date, Fidelity® Municipal Money Market Fund will deliver to Fidelity® Connecticut Municipal Money Market Fund, and Fidelity® Connecticut Municipal Money Market Fund will distribute to its shareholders of record, shares of Fidelity® Municipal Money Market Fund so that each Fidelity® Connecticut Municipal Money Market Fund shareholder will receive the number of full and fractional shares of Fidelity® Municipal Money Market Fund equal to the number of shares of Fidelity® Connecticut Municipal Money Market Fund held by such shareholder on the Closing Date; Fidelity® Connecticut Municipal Money Market Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Connecticut Municipal Money Market Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Municipal Money Market Fund due that shareholder. The net asset value per share of Fidelity® Municipal Money Market Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Municipal Money Market Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Connecticut Municipal Money Market Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Connecticut Municipal Money Market Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Connecticut Municipal Money Market Fund is liquidated.

Fidelity® Connecticut Municipal Money Market Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund’s existing voluntary expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by FMR.

All of the current investments of Fidelity® Connecticut Municipal Money Market Fund are permissible investments for Fidelity® Municipal Money Market Fund. Nevertheless, if shareholders approve each of the Reorganizations, or if only some are approved, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, respectively notwithstanding the voluntary expense cap in place with respect to Fidelity® Connecticut Municipal Money Market Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Municipal Money Market Fund that occur after the Closing Date will be borne by Fidelity® Municipal Money Market Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Connecticut Municipal Money Market Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Boards held on July 14, 2022. In proposing the Reorganization, FMR advised the Boards that the Reorganization would result in Fidelity® Connecticut Municipal Money Market Fund’s shareholders being part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax. Fidelity® Connecticut Municipal Money Market Fund’s shareholders are expected to benefit from an expense reduction of approximately 8 basis points. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Boards further considered that the Reorganization would increase the shareholder base and assets of Fidelity® Municipal Money Market Fund, improving Fidelity® Municipal Money Market Fund’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity® Connecticut Municipal Money Market Fund will liquidate during the first quarter of 2023.

Description of the Securities to be Issued

Fidelity® Municipal Money Market Fund is a series of Fidelity Union Street Trust II. The Trustees of Fidelity Union Street Trust II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Municipal Money Market Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Municipal Money Market Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Municipal Money Market Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Municipal Money Market Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

Fidelity Union Street Trust II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Municipal Money Market Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Municipal Money Market Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Connecticut Municipal Money Market Fund’s assets for Fidelity® Municipal Money Market Fund’s shares and the assumption of the liabilities of Fidelity® Connecticut Municipal Money Market Fund by Fidelity® Municipal Money Market Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund):

(i)     The acquisition by Fidelity® Municipal Money Market Fund of substantially all of the assets of Fidelity® Connecticut Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Connecticut Municipal Money Market Fund followed by the distribution of Fidelity® Municipal Money Market Fund shares to the Fidelity® Connecticut Municipal Money Market Fund shareholders in exchange for their Fidelity® Connecticut Municipal Money Market Fund shares in complete liquidation and termination of Fidelity® Connecticut Municipal Money Market Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Fidelity® Connecticut Municipal Money Market Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Connecticut Municipal Money Market Fund, except that Fidelity® Connecticut Municipal Money Market Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Fidelity® Connecticut Municipal Money Market Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Municipal Money Market Fund shares received by Fidelity® Connecticut Municipal Money Market Fund in the Reorganization;

(iv)     Fidelity® Municipal Money Market Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Connecticut Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption of all liabilities of Fidelity® Connecticut Municipal Money Market Fund;

(v)     The adjusted basis to Fidelity® Municipal Money Market Fund of the assets of Fidelity® Connecticut Municipal Money Market Fund received by Fidelity® Municipal Money Market Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Connecticut Municipal Money Market Fund immediately before the exchange;

(vi)     Fidelity® Municipal Money Market Fund’s holding periods with respect to the assets of Fidelity® Connecticut Municipal Money Market Fund that Fidelity® Municipal Money Market Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Connecticut Municipal Money Market Fund (except where investment activities of Fidelity® Municipal Money Market Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)    The Fidelity® Connecticut Municipal Money Market Fund shareholders will recognize no gain or loss upon receiving Fidelity® Municipal Money Market Fund shares in exchange solely for Fidelity® Connecticut Municipal Money Market Fund shares;

(viii)    The aggregate basis of the Fidelity® Municipal Money Market Fund shares received by a Fidelity® Connecticut Municipal Money Market Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Connecticut Municipal Money Market Fund shares surrendered by the Fidelity® Connecticut Municipal Money Market Fund shareholder in exchange therefor; and

(ix)     A Fidelity® Connecticut Municipal Money Market Fund shareholder’s holding period for the Fidelity® Municipal Money Market Fund shares received by the Fidelity® Connecticut Municipal Money Market Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Connecticut Municipal Money Market Fund shareholder held Fidelity® Connecticut Municipal Money Market Fund shares surrendered in exchange therefor, provided that the Fidelity® Connecticut Municipal Money Market Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to as to the federal income tax consequences of the Reorganization except as expressly set forth in the opinion, or as to any transactions except those consummated in accordance with the Agreement and Plan of Reorganization. Without limiting the foregoing, no opinion will be expressed as to the federal income tax consequences of the Reorganization to Fidelity® Connecticut Municipal Money Market Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

The opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If the Reorganization were consummated but the Internal Revenue Service or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, Fidelity® Connecticut Municipal Money Market Fund would recognize gain or loss on the transfer of its assets to Fidelity® Municipal Money Market Fund, and each shareholder of Fidelity® Connecticut Municipal Money Market Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® Connecticut Municipal Money Market Fund shares and the fair market value of the shares of Fidelity® Municipal Money Market Fund it received.

Shareholders of Fidelity® Connecticut Municipal Money Market Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Following the Reorganization, shareholders of Fidelity® Connecticut Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Connecticut municipal securities or securities producing income exempt from Connecticut personal income tax would be eligible for an exemption from Connecticut personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Connecticut personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Connecticut personal income tax.

Shareholders of Fidelity® Connecticut Municipal Money Market Fund should consult their tax advisers regarding the income tax consequences of holding shares in Fidelity® Municipal Money Market Fund, including differences in the state and local tax treatment of dividends received from Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund.

Forms of Organization

Fidelity® Connecticut Municipal Money Market Fund is a diversified series of Fidelity Court Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. Fidelity® Municipal Money Market Fund is a diversified series of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Fidelity® Connecticut Municipal Money Market Fund under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Municipal Money Market Fund Following the Reorganization

FMR does not expect Fidelity® Municipal Money Market Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Municipal Money Market Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Municipal Money Market Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Connecticut Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2022, the net assets of Fidelity® Connecticut Municipal Money Market Fund was $292,885,752, or 6.7% of Fidelity® Municipal Money Market Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Connecticut Municipal Money Market Fund[1]	$292,885,752	$1.00	292,422,114
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$4,694,584,165	$1.00	4,686,558,969

[1]	Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $18,339.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 2 occurs. Attachment 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Fidelity® Municipal Money Market Fund after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 2 occurred on February 28, 2022. The table is for information purposes only. No assurance can be given as to how many Fidelity® Municipal Money Market Fund shares will be received by shareholders of Fidelity® Connecticut Municipal Money Market Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Municipal Money Market Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Court Street Trust II and Fidelity Union Street Trust II at a meeting held on July 14, 2022. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund and that the interests of existing shareholders of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Connecticut Municipal Money Market Fund and the fund would liquidate during the first quarter of 2023.

The Board of Trustees of Fidelity® Connecticut Municipal Money Market Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND AND FIDELITY® MUNICIPAL MONEY MARKET FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Municipal Money Market Fund acquiring as of the Closing Date all of the assets of Fidelity® Michigan Municipal Money Market Fund in exchange solely for shares of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Michigan Municipal Money Market Fund’s liabilities; and (b) the distribution of shares of Fidelity® Municipal Money Market Fund to the shareholders of Fidelity® Michigan Municipal Money Market Fund as provided for in the Agreement.

The value of Fidelity® Michigan Municipal Money Market Fund’s assets to be acquired by Fidelity® Municipal Money Market Fund and the amount of its liabilities to be assumed by Fidelity® Municipal Money Market Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Municipal Money Market Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Municipal Money Market Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures). If the difference between (i) the net asset value per share of either fund computed using the Valuation Procedures and (ii) the net asset value per share of the same fund using mark-to-market valuations as set forth in the fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7 equals or exceeds $0.0025 as of the Valuation Time, the Closing Date will be postponed until such time as the per share difference is less than $0.0025, unless the Boards of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund determine in their discretion to proceed with the Closing on the Closing Date.

As of the Closing Date, Fidelity® Municipal Money Market Fund will deliver to Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Michigan Municipal Money Market Fund will distribute to its shareholders of record, shares of Fidelity® Municipal Money Market Fund so that each Fidelity® Michigan Municipal Money Market Fund shareholder will receive the number of full and fractional shares of Fidelity® Municipal Money Market Fund equal to the number of shares of Fidelity® Michigan Municipal Money Market Fund held by such shareholder on the Closing Date; Fidelity® Michigan Municipal Money Market Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Michigan Municipal Money Market Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Municipal Money Market Fund due that shareholder. The net asset value per share of Fidelity® Municipal Money Market Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Municipal Money Market Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Michigan Municipal Money Market Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Michigan Municipal Money Market Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Michigan Municipal Money Market Fund is liquidated.

Fidelity® Michigan Municipal Money Market Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund’s existing voluntary expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by FMR.

All of the current investments of Fidelity® Michigan Municipal Money Market Fund are permissible investments for Fidelity® Municipal Money Market Fund. Nevertheless, if shareholders approve each of the Reorganizations, or if only some are approved, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, respectively notwithstanding the voluntary expense cap in place with respect to Fidelity® Michigan Municipal Money Market Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Municipal Money Market Fund that occur after the Closing Date will be borne by Fidelity® Municipal Money Market Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Michigan Municipal Money Market Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Boards held on July 14, 2022. In proposing the Reorganization, FMR advised the Boards that the Reorganization would result in Fidelity® Michigan Municipal Money Market Fund’s shareholders being part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax. Fidelity® Michigan Municipal Money Market Fund’s shareholders are expected to benefit from an expense reduction of approximately 14 basis points. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Boards further considered that the Reorganization would increase the shareholder base and assets of Fidelity® Municipal Money Market Fund, improving Fidelity® Municipal Money Market Fund’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity® Michigan Municipal Money Market Fund will liquidate during the first quarter of 2023.

Description of the Securities to be Issued

Fidelity® Municipal Money Market Fund is a series of Fidelity Union Street Trust II. The Trustees of Fidelity Union Street Trust II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Municipal Money Market Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Municipal Money Market Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Municipal Money Market Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Municipal Money Market Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

Fidelity Union Street Trust II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Municipal Money Market Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Municipal Money Market Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Michigan Municipal Money Market Fund’s assets for Fidelity® Municipal Money Market Fund’s shares and the assumption of the liabilities of Fidelity® Michigan Municipal Money Market Fund by Fidelity® Municipal Money Market Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund):

(i)     The acquisition by Fidelity® Municipal Money Market Fund of substantially all of the assets of Fidelity® Michigan Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Michigan Municipal Money Market Fund followed by the distribution of Fidelity® Municipal Money Market Fund shares to the Fidelity® Michigan Municipal Money Market Fund shareholders in exchange for their Fidelity® Michigan Municipal Money Market Fund shares in complete liquidation and termination of Fidelity® Michigan Municipal Money Market Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Fidelity® Michigan Municipal Money Market Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Michigan Municipal Money Market Fund, except that Fidelity® Michigan Municipal Money Market Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Fidelity® Michigan Municipal Money Market Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Municipal Money Market Fund shares received by Fidelity® Michigan Municipal Money Market Fund in the Reorganization;

(iv)     Fidelity® Municipal Money Market Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Michigan Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption of all liabilities of Fidelity® Michigan Municipal Money Market Fund;

(v)     The adjusted basis to Fidelity® Municipal Money Market Fund of the assets of Fidelity® Michigan Municipal Money Market Fund received by Fidelity® Municipal Money Market Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Michigan Municipal Money Market Fund immediately before the exchange;

(vi)     Fidelity® Municipal Money Market Fund’s holding periods with respect to the assets of Fidelity® Michigan Municipal Money Market Fund that Fidelity® Municipal Money Market Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Michigan Municipal Money Market Fund (except where investment activities of Fidelity® Municipal Money Market Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)    The Fidelity® Michigan Municipal Money Market Fund shareholders will recognize no gain or loss upon receiving Fidelity® Municipal Money Market Fund shares in exchange solely for Fidelity® Michigan Municipal Money Market Fund shares;

(viii)    The aggregate basis of the Fidelity® Municipal Money Market Fund shares received by a Fidelity® Michigan Municipal Money Market Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Michigan Municipal Money Market Fund shares surrendered by the Fidelity® Michigan Municipal Money Market Fund shareholder in exchange therefor; and

(ix)     A Fidelity® Michigan Municipal Money Market Fund shareholder’s holding period for the Fidelity® Municipal Money Market Fund shares received by the Fidelity® Michigan Municipal Money Market Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Michigan Municipal Money Market Fund shareholder held Fidelity® Michigan Municipal Money Market Fund shares surrendered in exchange therefor, provided that the Fidelity® Michigan Municipal Money Market Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to as to the federal income tax consequences of the Reorganization except as expressly set forth in the opinion, or as to any transactions except those consummated in accordance with the Agreement and Plan of Reorganization. Without limiting the foregoing, no opinion will be expressed as to the federal income tax consequences of the Reorganization to Fidelity® Michigan Municipal Money Market Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

The opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If the Reorganization were consummated but the Internal Revenue Service or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, Fidelity® Michigan Municipal Money Market Fund would recognize gain or loss on the transfer of its assets to Fidelity® Municipal Money Market Fund, and each shareholder of Fidelity® Michigan Municipal Money Market Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® Michigan Municipal Money Market Fund shares and the fair market value of the shares of Fidelity® Municipal Money Market Fund it received.

Shareholders of Fidelity® Michigan Municipal Money Market Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Following the Reorganization, shareholders of Fidelity® Michigan Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Michigan municipal securities or securities producing income exempt from Michigan personal income tax would be eligible for an exemption from Michigan personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Michigan personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Michigan personal income tax.

Shareholders of Fidelity® Michigan Municipal Money Market Fund should consult their tax advisers regarding the income tax consequences of holding shares in Fidelity® Municipal Money Market Fund, including differences in the state and local tax treatment of dividends received from Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund.

Forms of Organization

Fidelity® Michigan Municipal Money Market Fund is a diversified series of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. Fidelity® Municipal Money Market Fund is a diversified series of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Fidelity® Michigan Municipal Money Market Fund under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Municipal Money Market Fund Following the Reorganization

FMR does not expect Fidelity® Municipal Money Market Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Municipal Money Market Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Municipal Money Market Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2022, the net assets of Fidelity® Michigan Municipal Money Market Fund was $198,916,002, or 4.5% of Fidelity® Municipal Money Market Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Michigan Municipal Money Market Fund[1]	$198,916,002	$1.00	198,617,011
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$4,600,614,415	$1.00	4,592,753,866

[1]	Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $25,224.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 3 occurs. Attachment 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Fidelity® Municipal Money Market Fund after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 3 occurred on February 28, 2022. The table is for information purposes only. No assurance can be given as to how many Fidelity® Municipal Money Market Fund shares will be received by shareholders of Fidelity® Michigan Municipal Money Market Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Municipal Money Market Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Municipal Trust II and Fidelity Union Street Trust II at a meeting held on July 14, 2022. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund and that the interests of existing shareholders of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Michigan Municipal Money Market Fund and the fund would liquidate during the first quarter of 2023.

The Board of Trustees of Fidelity® Michigan Municipal Money Market Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 4

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND AND FIDELITY® MUNICIPAL MONEY MARKET FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Municipal Money Market Fund acquiring as of the Closing Date all of the assets of Fidelity® Ohio Municipal Money Market Fund in exchange solely for shares of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Ohio Municipal Money Market Fund’s liabilities; and (b) the distribution of shares of Fidelity® Municipal Money Market Fund to the shareholders of Fidelity® Ohio Municipal Money Market Fund as provided for in the Agreement.

The value of Fidelity® Ohio Municipal Money Market Fund’s assets to be acquired by Fidelity® Municipal Money Market Fund and the amount of its liabilities to be assumed by Fidelity® Municipal Money Market Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Municipal Money Market Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Municipal Money Market Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures). If the difference between (i) the net asset value per share of either fund computed using the Valuation Procedures and (ii) the net asset value per share of the same fund using mark-to-market valuations as set forth in the fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7 equals or exceeds $0.0025 as of the Valuation Time, the Closing Date will be postponed until such time as the per share difference is less than $0.0025, unless the Boards of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund determine in their discretion to proceed with the Closing on the Closing Date.

As of the Closing Date, Fidelity® Municipal Money Market Fund will deliver to Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund will distribute to its shareholders of record, shares of Fidelity® Municipal Money Market Fund so that each Fidelity® Ohio Municipal Money Market Fund shareholder will receive the number of full and fractional shares of Fidelity® Municipal Money Market Fund equal to the number of shares of Fidelity® Ohio Municipal Money Market Fund held by such shareholder on the Closing Date; Fidelity® Ohio Municipal Money Market Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Ohio Municipal Money Market Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Municipal Money Market Fund due that shareholder. The net asset value per share of Fidelity® Municipal Money Market Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Municipal Money Market Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Ohio Municipal Money Market Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Ohio Municipal Money Market Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Ohio Municipal Money Market Fund is liquidated.

Fidelity® Ohio Municipal Money Market Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed the fund’s existing voluntary expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by FMR.

All of the current investments of Fidelity® Ohio Municipal Money Market Fund are permissible investments for Fidelity® Municipal Money Market Fund. Nevertheless, if shareholders approve each of the Reorganizations, or if only some are approved, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, respectively notwithstanding the voluntary expense cap in place with respect to Fidelity® Ohio Municipal Money Market Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Municipal Money Market Fund that occur after the Closing Date will be borne by Fidelity® Municipal Money Market Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Ohio Municipal Money Market Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Boards held on July 14, 2022. In proposing the Reorganization, FMR advised the Boards that the Reorganization would result in Fidelity® Ohio Municipal Money Market Fund’s shareholders being part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax. Fidelity® Ohio Municipal Money Market Fund’s shareholders are expected to benefit from an expense reduction of approximately 12 basis points. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Boards further considered that the Reorganization would increase the shareholder base and assets of Fidelity® Municipal Money Market Fund, improving Fidelity® Municipal Money Market Fund’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity® Ohio Municipal Money Market Fund will liquidate during the first quarter of 2023.

Description of the Securities to be Issued

Fidelity® Municipal Money Market Fund is a series of Fidelity Union Street Trust II. The Trustees of Fidelity Union Street Trust II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Municipal Money Market Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Municipal Money Market Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Municipal Money Market Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Municipal Money Market Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

Fidelity Union Street Trust II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Municipal Money Market Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Municipal Money Market Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Ohio Municipal Money Market Fund’s assets for Fidelity® Municipal Money Market Fund’s shares and the assumption of the liabilities of Fidelity® Ohio Municipal Money Market Fund by Fidelity® Municipal Money Market Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund):

(i)     The acquisition by Fidelity® Municipal Money Market Fund of substantially all of the assets of Fidelity® Ohio Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Ohio Municipal Money Market Fund followed by the distribution of Fidelity® Municipal Money Market Fund shares to the Fidelity® Ohio Municipal Money Market Fund shareholders in exchange for their Fidelity® Ohio Municipal Money Market Fund shares in complete liquidation and termination of Fidelity® Ohio Municipal Money Market Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Fidelity® Ohio Municipal Money Market Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Ohio Municipal Money Market Fund, except that Fidelity® Ohio Municipal Money Market Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Fidelity® Ohio Municipal Money Market Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Municipal Money Market Fund shares received by Fidelity® Ohio Municipal Money Market Fund in the Reorganization;

(iv)     Fidelity® Municipal Money Market Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Ohio Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption of all liabilities of Fidelity® Ohio Municipal Money Market Fund;

(v)     The adjusted basis to Fidelity® Municipal Money Market Fund of the assets of Fidelity® Ohio Municipal Money Market Fund received by Fidelity® Municipal Money Market Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Ohio Municipal Money Market Fund immediately before the exchange;

(vi)     Fidelity® Municipal Money Market Fund’s holding periods with respect to the assets of Fidelity® Ohio Municipal Money Market Fund that Fidelity® Municipal Money Market Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Ohio Municipal Money Market Fund (except where investment activities of Fidelity® Municipal Money Market Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)    The Fidelity® Ohio Municipal Money Market Fund shareholders will recognize no gain or loss upon receiving Fidelity® Municipal Money Market Fund shares in exchange solely for Fidelity® Ohio Municipal Money Market Fund shares;

(viii)    The aggregate basis of the Fidelity® Municipal Money Market Fund shares received by a Fidelity® Ohio Municipal Money Market Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Ohio Municipal Money Market Fund shares surrendered by the Fidelity® Ohio Municipal Money Market Fund shareholder in exchange therefor; and

(ix)     A Fidelity® Ohio Municipal Money Market Fund shareholder’s holding period for the Fidelity® Municipal Money Market Fund shares received by the Fidelity® Ohio Municipal Money Market Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Ohio Municipal Money Market Fund shareholder held Fidelity® Ohio Municipal Money Market Fund shares surrendered in exchange therefor, provided that the Fidelity® Ohio Municipal Money Market Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to as to the federal income tax consequences of the Reorganization except as expressly set forth in the opinion, or as to any transactions except those consummated in accordance with the Agreement and Plan of Reorganization. Without limiting the foregoing, no opinion will be expressed as to the federal income tax consequences of the Reorganization to Fidelity® Ohio Municipal Money Market Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

The opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If the Reorganization were consummated but the Internal Revenue Service or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, Fidelity® Ohio Municipal Money Market Fund would recognize gain or loss on the transfer of its assets to Fidelity® Municipal Money Market Fund, and each shareholder of Fidelity® Ohio Municipal Money Market Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® Ohio Municipal Money Market Fund shares and the fair market value of the shares of Fidelity® Municipal Money Market Fund it received.

Shareholders of Fidelity® Ohio Municipal Money Market Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Following the Reorganization, shareholders of Fidelity® Ohio Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Ohio municipal securities or securities producing income exempt from Ohio personal income tax would be eligible for an exemption from Ohio personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Ohio personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Ohio personal income tax.

Shareholders of Fidelity® Ohio Municipal Money Market Fund should consult their tax advisers regarding the income tax consequences of holding shares in Fidelity® Municipal Money Market Fund, including differences in the state and local tax treatment of dividends received from Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund.

Forms of Organization

Fidelity® Ohio Municipal Money Market Fund is a diversified series of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. Fidelity® Municipal Money Market Fund is a diversified series of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Fidelity® Ohio Municipal Money Market Fund under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Municipal Money Market Fund Following the Reorganization

FMR does not expect Fidelity® Municipal Money Market Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Municipal Money Market Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Municipal Money Market Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2022, the net assets of Fidelity® Ohio Municipal Money Market Fund was $184,068,846, or 4.2% of Fidelity® Municipal Money Market Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Ohio Municipal Money Market Fund[1]	$184,068,846	$1.00	183,745,612
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$4,585,767,259	$1.00	4,577,882,467

[1]	Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $23,745.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 4 occurs. Attachment 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Fidelity® Municipal Money Market Fund after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 4 occurred on February 28, 2022. The table is for information purposes only. No assurance can be given as to how many Fidelity® Municipal Money Market Fund shares will be received by shareholders of Fidelity® Ohio Municipal Money Market Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Municipal Money Market Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Municipal Trust II and Fidelity Union Street Trust II at a meeting held on July 14, 2022. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund and that the interests of existing shareholders of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Ohio Municipal Money Market Fund and the fund would liquidate during the first quarter of 2023.

The Board of Trustees of Fidelity® Ohio Municipal Money Market Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 5

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND AND FIDELITY® MUNICIPAL MONEY MARKET FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 5; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Municipal Money Market Fund acquiring as of the Closing Date all of the assets of Fidelity® Pennsylvania Municipal Money Market Fund in exchange solely for shares of Fidelity® Municipal Money Market Fund and the assumption by Fidelity® Municipal Money Market Fund of Fidelity® Pennsylvania Municipal Money Market Fund’s liabilities; and (b) the distribution of shares of Fidelity® Municipal Money Market Fund to the shareholders of Fidelity® Pennsylvania Municipal Money Market Fund as provided for in the Agreement.

The value of Fidelity® Pennsylvania Municipal Money Market Fund’s assets to be acquired by Fidelity® Municipal Money Market Fund and the amount of its liabilities to be assumed by Fidelity® Municipal Money Market Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Municipal Money Market Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity® Municipal Money Market Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures). If the difference between (i) the net asset value per share of either fund computed using the Valuation Procedures and (ii) the net asset value per share of the same fund using mark-to-market valuations as set forth in the fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7 equals or exceeds $0.0025 as of the Valuation Time, the Closing Date will be postponed until such time as the per share difference is less than $0.0025, unless the Boards of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund determine in their discretion to proceed with the Closing on the Closing Date.

As of the Closing Date, Fidelity® Municipal Money Market Fund will deliver to Fidelity® Pennsylvania Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund will distribute to its shareholders of record, shares of Fidelity® Municipal Money Market Fund so that each Fidelity® Pennsylvania Municipal Money Market Fund shareholder will receive the number of full and fractional shares of Fidelity® Municipal Money Market Fund equal to the number of shares of Fidelity® Pennsylvania Municipal Money Market Fund held by such shareholder on the Closing Date; Fidelity® Pennsylvania Municipal Money Market Fund will be liquidated as soon as practicable thereafter. Each Fidelity® Pennsylvania Municipal Money Market Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Municipal Money Market Fund due that shareholder. The net asset value per share of Fidelity® Municipal Money Market Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Municipal Money Market Fund in a name other than that of the registered holder of the shares on the books of Fidelity® Pennsylvania Municipal Money Market Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity® Pennsylvania Municipal Money Market Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity® Pennsylvania Municipal Money Market Fund is liquidated.

For Fidelity® Pennsylvania Municipal Money Market Fund, pursuant to its all-inclusive management contract, FMR will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of Fidelity® Pennsylvania Municipal Money Market Fund are permissible investments for Fidelity® Municipal Money Market Fund. Nevertheless, if shareholders approve each of the Reorganizations, or if only some are approved, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Municipal Money Market Fund that occur after the Closing Date will be borne by Fidelity® Municipal Money Market Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity® Pennsylvania Municipal Money Market Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Boards held on July 14, 2022. In proposing the Reorganization, FMR advised the Boards that the Reorganization would result in Fidelity® Pennsylvania Municipal Money Market Fund’s shareholders being part of a larger, more diversified, better performing fund that seeks income exempt from federal income tax. Fidelity® Pennsylvania Municipal Money Market Fund’s shareholders are expected to benefit from an expense reduction of approximately 9 basis points. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Boards further considered that the Reorganization would increase the shareholder base and assets of Fidelity® Municipal Money Market Fund, improving Fidelity® Municipal Money Market Fund’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity® Pennsylvania Municipal Money Market Fund will liquidate during the first quarter of 2023.

Description of the Securities to be Issued

Fidelity® Municipal Money Market Fund is a series of Fidelity Union Street Trust II. The Trustees of Fidelity Union Street Trust II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Municipal Money Market Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Municipal Money Market Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Municipal Money Market Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Municipal Money Market Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

Fidelity Union Street Trust II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Municipal Money Market Fund’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Municipal Money Market Fund’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity® Pennsylvania Municipal Money Market Fund’s assets for Fidelity® Municipal Money Market Fund’s shares and the assumption of the liabilities of Fidelity® Pennsylvania Municipal Money Market Fund by Fidelity® Municipal Money Market Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund, substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund):

(i)     The acquisition by Fidelity® Municipal Money Market Fund of substantially all of the assets of Fidelity® Pennsylvania Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Pennsylvania Municipal Money Market Fund followed by the distribution of Fidelity® Municipal Money Market Fund shares to the Fidelity® Pennsylvania Municipal Money Market Fund shareholders in exchange for their Fidelity® Pennsylvania Municipal Money Market Fund shares in complete liquidation and termination of Fidelity® Pennsylvania Municipal Money Market Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Fidelity® Pennsylvania Municipal Money Market Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption by Fidelity® Municipal Money Market Fund of all liabilities of Fidelity® Pennsylvania Municipal Money Market Fund, except that Fidelity® Pennsylvania Municipal Money Market Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Fidelity® Pennsylvania Municipal Money Market Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Municipal Money Market Fund shares received by Fidelity® Pennsylvania Municipal Money Market Fund in the Reorganization;

(iv)     Fidelity® Municipal Money Market Fund will recognize no gain or loss upon the receipt of the assets of Fidelity® Pennsylvania Municipal Money Market Fund in exchange solely for Fidelity® Municipal Money Market Fund shares and the assumption of all liabilities of Fidelity® Pennsylvania Municipal Money Market Fund;

(v)     The adjusted basis to Fidelity® Municipal Money Market Fund of the assets of Fidelity® Pennsylvania Municipal Money Market Fund received by Fidelity® Municipal Money Market Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity® Pennsylvania Municipal Money Market Fund immediately before the exchange;

(vi)     Fidelity® Municipal Money Market Fund’s holding periods with respect to the assets of Fidelity® Pennsylvania Municipal Money Market Fund that Fidelity® Municipal Money Market Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity® Pennsylvania Municipal Money Market Fund (except where investment activities of Fidelity® Municipal Money Market Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)    The Fidelity® Pennsylvania Municipal Money Market Fund shareholders will recognize no gain or loss upon receiving Fidelity® Municipal Money Market Fund shares in exchange solely for Fidelity® Pennsylvania Municipal Money Market Fund shares;

(viii)    The aggregate basis of the Fidelity® Municipal Money Market Fund shares received by a Fidelity® Pennsylvania Municipal Money Market Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity® Pennsylvania Municipal Money Market Fund shares surrendered by the Fidelity® Pennsylvania Municipal Money Market Fund shareholder in exchange therefor; and

(ix)     A Fidelity® Pennsylvania Municipal Money Market Fund shareholder’s holding period for the Fidelity® Municipal Money Market Fund shares received by the Fidelity® Pennsylvania Municipal Money Market Fund shareholder in the Reorganization will include the holding period during which the Fidelity® Pennsylvania Municipal Money Market Fund shareholder held Fidelity® Pennsylvania Municipal Money Market Fund shares surrendered in exchange therefor, provided that the Fidelity® Pennsylvania Municipal Money Market Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to as to the federal income tax consequences of the Reorganization except as expressly set forth in the opinion, or as to any transactions except those consummated in accordance with the Agreement and Plan of Reorganization. Without limiting the foregoing, no opinion will be expressed as to the federal income tax consequences of the Reorganization to Fidelity® Pennsylvania Municipal Money Market Fund with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

The opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If the Reorganization were consummated but the Internal Revenue Service or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, Fidelity® Pennsylvania Municipal Money Market Fund would recognize gain or loss on the transfer of its assets to Fidelity® Municipal Money Market Fund, and each shareholder of Fidelity® Pennsylvania Municipal Money Market Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity® Pennsylvania Municipal Money Market Fund shares and the fair market value of the shares of Fidelity® Municipal Money Market Fund it received.

Shareholders of Fidelity® Pennsylvania Municipal Money Market Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Following the Reorganization, shareholders of Fidelity® Pennsylvania Municipal Money Market Fund will be shareholders of Fidelity® Municipal Money Market Fund, and only the allocable portion of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund from Pennsylvania municipal securities or securities producing income exempt from Pennsylvania personal income tax would be eligible for an exemption from Pennsylvania personal income tax. Fidelity® Municipal Money Market Fund does not specifically seek income eligible for an exemption from Pennsylvania personal income tax, and only a small portion if any of the tax-exempt interest dividends from Fidelity® Municipal Money Market Fund may be eligible for an exemption from Pennsylvania personal income tax.

Shareholders of Fidelity® Pennsylvania Municipal Money Market Fund should consult their tax advisers regarding the income tax consequences of holding shares in Fidelity® Municipal Money Market Fund, including differences in the state and local tax treatment of dividends received from Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund.

Forms of Organization

Fidelity® Pennsylvania Municipal Money Market Fund is a diversified series of Fidelity Municipal Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. Fidelity® Municipal Money Market Fund is a diversified series of Fidelity Union Street Trust II, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Fidelity® Pennsylvania Municipal Money Market Fund under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Municipal Money Market Fund Following the Reorganization

FMR does not expect Fidelity® Municipal Money Market Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Municipal Money Market Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Municipal Money Market Fund in their current capacities.

Capitalization

The following table shows the capitalization of Fidelity® Pennsylvania Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2022, the net assets of Fidelity® Pennsylvania Municipal Money Market Fund was $158,203,162, or 3.6% of Fidelity® Municipal Money Market Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Pennsylvania Municipal Money Market Fund[1]	$158,203,162	$1.00	157,953,020
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$4,559,901,575	$1.00	4,552,089,875

[1]

Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $16,315. Pursuant to the fund’s all-inclusive management contract, FMR will bear the cost of the reorganization.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described in this Proposal 5 occurs. Attachment 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Fidelity® Municipal Money Market Fund after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 5 occurred on February 28, 2022. The table is for information purposes only. No assurance can be given as to how many Fidelity® Municipal Money Market Fund shares will be received by shareholders of Fidelity® Pennsylvania Municipal Money Market Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Municipal Money Market Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Municipal Trust II and Fidelity Union Street Trust II at a meeting held on July 14, 2022. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund and that the interests of existing shareholders of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Pennsylvania Municipal Money Market Fund and the fund would liquidate during the first quarter of 2023.

The Board of Trustees of Fidelity® Pennsylvania Municipal Money Market Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Fidelity® Municipal Money Market Fund’s financial highlights for the fiscal year ended August 31, 2021 (audited), updated to include semi-annual data for the six month period ended February 28, 2022 (unaudited), are shown in the table below:

	Six months ended (Unaudited) February 28,		Years ended August 31,
	2022		2021		2020	2019		2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income from Investment Operations
Net investment income (loss)A	—	B	—	B	.007	.013		.009		.004
Net realized and unrealized gain (loss)	—	B	—	B	.001	—	B	—	B	—	B

Total from investment operations	—	B	—	B	.008	.013		.009		.004

Distributions from net investment income	—	B	—	B	(.007)	(.013)		(.009)		(.004)
Distributions from net realized gain	—	B	—		(.001)	—	B	—		—	B

Total distributions	—	B	—	B	(.008)	(.013)		(.009)		(.004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total ReturnC,D	.02%		.01%		.76%	1.30%		.89%		.42%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.42	%G	.41%		.42%	.42%		.41%		.40%
Expenses net of fee waivers, if any	.13	%G	.16%		.41%	.42%		.41%		.40%
Expenses net of all reductions	.13	%G	.16%		.41%	.42%		.41%		.40%
Net investment income (loss)	.01	%G	.01%		.71%	1.29%		.87%		.41%
Supplemental Data
Net assets, end of period (in millions)	$4,402		$4,648		$5,430	$6,546		$8,219		$11,057

A

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund’s net investment income (loss) ratio.

B	Amount represents less than $.0005 per share.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Annualized

Fidelity® Municipal Money Market Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP contained in the fund’s Annual Report to Shareholders and the unaudited financial statements contained in the fund’s Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Fidelity® Arizona Municipal Money Market Fund’s financial highlights for the fiscal year ended August 31, 2021, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund’s prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended February 28, 2022. Fidelity® Arizona Municipal Money Market Fund’s updated financial highlights are incorporated herein by reference.

Fidelity® Connecticut Municipal Money Market Fund’s financial highlights for the fiscal year ended November 30, 2021, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund’s prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended May 31, 2022. Fidelity® Connecticut Municipal Money Market Fund’s updated financial highlights are incorporated herein by reference.

Fidelity® Michigan Municipal Money Market Fund’s, Fidelity® Ohio Municipal Money Market Fund’s, and Fidelity® Pennsylvania Municipal Money Market Fund’s financial highlights for the fiscal year ended December 31, 2021, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund’s prospectus. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended [June 30], 2022. Fidelity® Michigan Municipal Money Market Fund’s, Fidelity® Ohio Municipal Money Market Fund’s, and Fidelity® Pennsylvania Municipal Money Market Fund’s updated financial highlights are incorporated herein by reference.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Boards of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about September 19, 2022. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of each Acquired Fund. Each Acquired Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Acquired Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated Aggregate Cost for Broadridge to Call and Solicit Votes	Estimated Aggregate Cost for Broadridge to Receive Votes Over the Phone
Fidelity® Arizona Municipal Money Market Fund	$4,494	$1,123
Fidelity® Connecticut Municipal Money Market Fund	$6,732	$1,683
Fidelity® Michigan Municipal Money Market Fund	$8,482	$2,120
Fidelity® Ohio Municipal Money Market Fund	$8,226	$2,057
Fidelity® Pennsylvania Municipal Money Market Fund	$6,749	$1,687

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the funds, provided the expenses do not exceed Fidelity® Connecticut Municipal Money Market Fund’s, Fidelity® Michigan Municipal Money Market Fund’s, and Fidelity® Ohio Municipal Money Market Fund’s existing voluntary expense cap listed in the table below. Expenses exceeding Fidelity® Connecticut Municipal Money Market Fund’s, Fidelity® Michigan Municipal Money Market Fund’s, and Fidelity® Ohio Municipal Money Market Fund’s voluntary expense cap will be paid by FMR.

Fund	Rate
Fidelity® Connecticut Municipal Money Market Fund	0.48%
Fidelity® Michigan Municipal Money Market Fund	0.55%
Fidelity® Ohio Municipal Money Market Fund	0.55%

Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.

For Fidelity® Arizona Municipal Money Market Fund and Fidelity® Pennsylvania Municipal Money Market Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by FMR. FMR will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.

For a free copy of Fidelity® Arizona Municipal Money Market Fund’s annual report for the fiscal year ended August 31, 2021 and semiannual report for the fiscal period ended February 28, 2022, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity® Connecticut Municipal Money Market Fund’s annual report for the fiscal year ended November 30, 2021 and semiannual report for the fiscal period ended May 31, 2022, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity® Michigan Municipal Money Market Fund’s, Fidelity® Ohio Municipal Money Market Fund’s, or Fidelity® Pennsylvania Municipal Money Market Fund’s annual report for the fiscal year ended December 31, 2021 and semiannual report for the fiscal period ended [June 30], 2022, call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on September 19, 2022 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting in person.

All proxies solicited by the Boards of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the applicable Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST an item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trusts that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of July 31, 2022, shares of each Acquired Fund and the Acquiring Fund issued and outstanding were as follows:

Fund	Number of Shares
Fidelity® Arizona Municipal Money Market Fund	[	]
Fidelity® Connecticut Municipal Money Market Fund	[	]
Fidelity® Michigan Municipal Money Market Fund	[	]
Fidelity® Ohio Municipal Money Market Fund	[	]
Fidelity® Pennsylvania Municipal Money Market Fund	[	]
Fidelity® Municipal Money Market Fund	[	]

[As of July 31, 2022, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund’s total outstanding shares, with respect to each fund.]

[To the knowledge of each trust and each fund, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.]

Required Vote

Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Fidelity® Municipal Money Market Fund shares have been passed upon by Dechert LLP, counsel to Fidelity Union Street Trust II.

Experts

The audited financial statements of each Acquired Fund and the Acquiring Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in Fidelity® Arizona Municipal Money Market Fund’s and Fidelity® Municipal Money Market Fund’s Annual Reports to Shareholders for the fiscal year ended August 31, 2021, Fidelity® Connecticut Municipal Money Market Fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2021, and Fidelity® Michigan Municipal Money Market Fund’s, Fidelity® Ohio Municipal Money Market Fund’s, and Fidelity® Pennsylvania Municipal Money Market Fund’s Annual Reports to Shareholders for the fiscal year ended December 31, 2021. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The unaudited financial statements for Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the six-month period ended February 28, 2022, for Fidelity® Connecticut Municipal Money Market Fund for the six-month period ended May 31,2022, and for Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund for the six-month period ended [June 30], 2022 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Union Street Trust II, Fidelity Court Street Trust II, and Fidelity Municipal Trust II, in care of Fidelity Investments Institutional Operations Company LLC 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [            ], 2022, by and between [                    ], a Delaware statutory trust (the Acquired Fund Trust), on behalf of its series [                    ] (the Acquired Fund), and [                    ], a Delaware statutory trust (the Acquiring Fund Trust), on behalf of its series [                    ] (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized statutory trusts under the laws of the State of Delaware with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.     REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a)    The Acquired Fund is a series of the Acquired Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)    The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c)    The Prospectus and Statement of Additional Information of the Acquired Fund dated [                    ], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)    Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e)    The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f)    The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [                    ], have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund [together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended [                    ]]. Said Statement[s] of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)    The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [                    ] and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since [                    ];

(h)    The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j)    The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)    The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l)    All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m)    As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n)    The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a)    The Acquiring Fund is a series of the Acquiring Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)    The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c)    The Prospectus and Statement of Additional Information of the Acquiring Fund, dated [            ], 2021, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)    Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e)    The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f)    The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at August 31, 2021, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended [            ], 2022. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)    The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [                    ] and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since [                    ];

(h)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i)    The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)    The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on August 31, 2023;

(k)    As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l)    The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m)     The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)    The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o)    All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a)    Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b)    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c)    The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d)    Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Trust Instrument. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e)    Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f)    Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a)    The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b)    As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c)    The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d)    The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.

(e)    If the difference between (i) the net asset value per share of either Fund computed using amortized cost valuation in accordance with paragraph (d) of this Section 4 and (ii) the net asset value per share of the same Fund using mark-to-market valuations as set forth in the Fund’s Procedures to Stabilize Money Market Fund Net Asset Value per Share Under Rule 2a-7, equals or exceeds $0.0025 as of the Valuation Time, then the Closing Date will be postponed until such time as the per share difference is less than $0.0025. Notwithstanding the immediately preceding sentence, the Boards of the Acquired Fund and the Acquiring Fund may determine in their discretion to proceed with the Closing on the Closing Date.

(f)    All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

[Fidelity® Arizona Municipal Money Market Fund and Fidelity® Pennsylvania Municipal Money Market Fund:

(a)    Pursuant to the Acquired Fund’s all–inclusive management contract with the Acquired Fund’s investment adviser (the “Adviser”), the Adviser will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).]

[Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, and Fidelity® Ohio Municipal Money Market Fund:

(a)    The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund’s [    ]% expense cap. Expenses exceeding the fund’s voluntary expense cap will be paid by the Acquired Fund’s investment adviser (the “Adviser”) (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).]

(b)    Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided that they do not exceed the fund’s [    ]% expense cap. Expenses exceeding the fund’s contractual expense cap will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c)    Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a)    The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust[s], 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [            ], 2022, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b)    In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a)    The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b)    The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a)    That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b)    That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c)    That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d)    That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e)    That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f)    That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g)    That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;;

(h)    That there has been no material adverse change in the Acquired Fund’s financial position since [                    ], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i)    That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a)    That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b)    That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c)    That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)    That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b)    That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c)    That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d)    That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e)    That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f)    That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i)     The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii)     The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)     The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv)     The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)     The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)     The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)     The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii)     The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix)     An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)    The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b)    The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c)    The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d)    The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Trust Instrument in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12.	TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i)    of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii)    a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a)    This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.

(b)    This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c)    Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14.	DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Trust Instrument is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15.	ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Attachment 1

Fees and Expenses

The following tables show the fees and expenses of Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 1 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.50%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.16%	0.16%

Total annual fund operating expenses	0.50%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

The following tables show the fees and expenses of Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 2 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.35%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.14%	0.16%	0.16%

Total annual fund operating expenses	0.49%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

The following tables show the fees and expenses of Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 3 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.35%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.20%	0.16%	0.16%

Total annual fund operating expenses	0.55%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

The following tables show the fees and expenses of Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 4 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.35%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.18%	0.16%	0.16%

Total annual fund operating expenses	0.53%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

The following tables show the fees and expenses of Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund for the 12 months ended February 28, 2022, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 5 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)[1]
Management fee	0.50%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.16%	0.16%

Total annual fund operating expenses	0.50%	0.41%	0.41%

[1]	Based on estimated expenses for the 12 months ended February 28, 2022.

Attachment 2

Expenses on Hypothetical Investment

The following table illustrates the expenses on a hypothetical $10,000 investment in Fidelity® Arizona Municipal Money Market Fund and Fidelity® Municipal Money Market Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 1 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® Arizona Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$51	$42	$42
3 years	$160	$132	$132
5 years	$280	$230	$230
10 years	$628	$518	$518

The following table illustrates the expenses on a hypothetical $10,000 investment in Fidelity® Connecticut Municipal Money Market Fund and Fidelity® Municipal Money Market Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 2 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® Connecticut Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$50	$42	$42
3 years	$157	$132	$132
5 years	$274	$230	$230
10 years	$616	$518	$518

The following table illustrates the expenses on a hypothetical $10,000 investment in Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 3 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® Michigan Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$56	$42	$42
3 years	$176	$132	$132
5 years	$307	$230	$230
10 years	$689	$518	$518

The following table illustrates the expenses on a hypothetical $10,000 investment in Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 4 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® Ohio Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$54	$42	$42
3 years	$170	$132	$132
5 years	$296	$230	$230
10 years	$665	$518	$518

The following table illustrates the expenses on a hypothetical $10,000 investment in Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 5 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Fidelity® Pennsylvania Municipal Money Market Fund	Fidelity® Municipal Money Market Fund	Fidelity® Municipal Money Market Fund Pro forma (Combined Fund)
1 year	$51	$42	$42
3 years	$160	$132	$132
5 years	$280	$230	$230
10 years	$628	$518	$518

Attachment 3

Capitalization

The following table shows the capitalization of Fidelity® Arizona Municipal Money Market Fund, Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, Fidelity® Pennsylvania Municipal Money Market Fund, and Fidelity® Municipal Money Market Fund as of February 28, 2022, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if Proposals 1 - 5 are approved.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Arizona Municipal Money Market Fund[1]	$67,310,659	$1.00	67,191,755
Fidelity® Connecticut Municipal Money Market Fund[2]	$292,885,752	$1.00	292,422,114
Fidelity® Michigan Municipal Money Market Fund[3]	$198,916,002	$1.00	198,617,011
Fidelity® Ohio Municipal Money Market Fund[4]	$184,068,846	$1.00	183,745,612
Fidelity® Pennsylvania Municipal Money Market Fund[5]	$158,203,162	$1.00	157,953,020
Fidelity® Municipal Money Market Fund	$4,401,698,413	$1.00	4,394,136,855
Fidelity® Municipal Money Market Fund Pro Forma Combined Fund	$5,303,082,834	$1.00	5,294,066,367

[1]

Estimated one time reorganization cost associated with the fund’s reorganization proxy statement/prospectus cost is $18,135. Pursuant to the fund’s all-inclusive management contract, FMR will bear the cost of the reorganization.

[2]	Estimated one time reorganization cost associated with the fund’s reorganization proxy statement/prospectus cost is $18,339.
[3]	Estimated one time reorganization cost associated with the fund’s reorganization proxy statement/prospectus cost is $25,224.
[4]	Estimated one time reorganization cost associated with the fund’s reorganization proxy statement/prospectus cost is $23,745.
[5]

Estimated one time reorganization cost associated with the fund’s reorganization proxy statement/prospectus cost is $16,315. Pursuant to the fund’s all-inclusive management contract, FMR will bear the cost of the reorganization.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9905951.100	MMKT22-PXS-0922

Fund/Ticker

Fidelity® Municipal Money Market Fund/FTEXX

Prospectus

October 30, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

2

Fund Summary

Fund:

Fidelity® Municipal Money Market Fund

Investment Objective

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%

Total annual operating expenses(a)	0.41%

(a)

In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the fund will be able to avoid a negative yield.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$42
3 years	$132
5 years	$230
10 years	$518

3

Principal Investment Strategies

•	Normally investing in municipal money market securities.

•	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

•	Potentially investing up to 20% of assets in securities subject to state and/or federal income tax.

•	Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

•	Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks

•

Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

•	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

•	Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.

•

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

•

Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

4

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.35%	June 30, 2019
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.01%	September 30, 2021

Average Annual Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Money Market Fund	0.38%	0.68%	0.35%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

5

Purchase and Sale of Shares

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund will involuntarily redeem accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund’s eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors.

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests.

There is no purchase minimum for fund shares.

6

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund’s sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Principal Investment Strategies

The Adviser normally invests the fund’s assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax. The Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund’s assets uninvested, or may invest up to 20% of the fund’s assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund’s total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund’s investments. The Adviser may invest the fund’s assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

7

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security’s maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund’s investments could cause the fund’s share price to decrease.

The following factors can significantly affect the fund’s performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Certain types of securities, such as securities with longer maturities, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates. The discontinuation and replacement of London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) and other benchmark rates may have a significant impact on the financial markets and may adversely impact a fund’s performance.

Income Risk. The fund’s income, or yield, is based on short-term interest rates, which can fluctuate significantly over short periods. A low or negative interest rate environment can adversely affect the fund’s yield and, depending on its duration and severity, could prevent the fund from providing a positive yield and/or maintaining a stable $1.00 share price. In addition, the fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. From time to time, the Adviser may reimburse expenses or waive fees for a class of a fund in order to avoid a negative yield, but there is no guarantee that the class or fund will be able to avoid a negative yield.

8

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel’s opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund’s assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund’s yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund’s performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity® Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Valuing Shares

The fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund’s portfolio instruments are open, and the fund’s management believes there is an adequate market to meet purchase and redemption requests.

9

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

A fund’s assets are valued on the basis of amortized cost.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund will involuntarily redeem accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund’s eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors.

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

10

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

If the fund is your Fidelity® brokerage core, you will pay fees charged in connection with certain activity in your Fidelity® brokerage account directly from your fund investment. Please see your Fidelity® brokerage account materials for additional information.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

The Adviser anticipates that shares of the fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

11

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Shares of the fund, which is a retail money market fund, are available only to accounts beneficially owned by natural persons.

Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

12

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•

If you hold your shares in a Fidelity® mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the

13

fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances, at which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

Policies Concerning the Redemption of Fund Shares

Regardless of whether your account is held directly with a fund or through an intermediary, a fund typically expects to pay redemption proceeds on the next business day (or earlier to the extent a fund offers a same day settlement feature) following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously. To the extent your account is held through an intermediary, it is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements (if authorized). These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

14

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

15

Checkwriting

•	To sell Fidelity® fund shares from your Fidelity® mutual fund account or withdraw money from your Fidelity® brokerage account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, certain transactions that are followed by a monthly account statement, and other transactions in your Fidelity® brokerage core).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

16

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Money market funds that allow wire purchases reserve the right to change the time of day by which wire purchase and redemption orders for shares must be placed for purposes of earning dividends.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

17

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

The fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund’s sale of municipal bonds.

For federal tax purposes, certain of the fund’s distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while the fund’s distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity® fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2020, the Adviser had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2020, FMR UK had approximately

18

$25.4 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2021, FMR Japan had approximately $7.8 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For August 2021, the group fee rate was 0.10%. The individual fund fee rate is 0.15%.

The total management fee for the fiscal year ended August 31, 2021, was 0.25% of the fund’s average net assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s semi-annual report for the fiscal period ended February 28, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

19

Fund Distribution

FDC distributes the fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the statement of additional information (SAI).

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

20

Fidelity Municipal Money Market Fund

Years ended August 31,	2021		2020	2019		2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Income from Investment Operations
Net investment income (loss)	—	A	.007	.013		.009		.004
Net realized and unrealized gain (loss)	—	A	.001	—	A	—	A	—	A

Total from investment operations	—	A	.008	.013		.009		.004

Distributions from net investment income	—	A	(.007)	(.013)		(.009)		(.004)
Distributions from net realized gain	—		(.001)	—	A	—		—	A

Total distributions	—	A	(.008)	(.013)		(.009)		(.004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total ReturnB	.01%		.76%	1.30%		.89%		.42%
Ratios to Average Net AssetsC,D
Expenses before reductions	.41%		.42%	.42%		.41%		.40%
Expenses net of fee waivers, if any	.16%		.41%	.42%		.41%		.40%
Expenses net of all reductions	.16%		.41%	.42%		.41%		.40%
Net investment income (loss)	.01%		.71%	1.29%		.87%		.41%
Supplemental Data
Net assets, end of period (in millions)	$4,648		$5,430	$6,546		$8,219		$11,057

A	Amount represents less than $.0005 per share.
B	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
C

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

D

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

21

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-06452

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.538332.124	MMM-PRO-1021

22

Fidelity® Arizona Municipal Money Market Fund

(A Series of Fidelity Union Street Trust II)

Fidelity® Connecticut Municipal Money Market Fund

(A Series of Fidelity Court Street Trust II)

Fidelity® Michigan Municipal Money Market Fund

Fidelity® Ohio Municipal Money Market Fund

Fidelity® Pennsylvania Municipal Money Market Fund

(Series of Fidelity Municipal Trust II)

Fidelity® Municipal Money Market Fund

(A Series of Fidelity Union Street Trust II)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

September 19, 2022

This Statement of Additional Information (SAI) relates to the proposed acquisitions of Fidelity® Arizona Municipal Money Market Fund, a series of Fidelity Union Street Trust II, Fidelity® Connecticut Municipal Money Market Fund, a series of Fidelity Court Street Trust II, and Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund, each a series of Fidelity Municipal Trust II, by Fidelity® Municipal Money Market Fund, a series of Fidelity Union Street Trust II. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, Fidelity® Municipal Money Market Fund (Acquiring Fund) will acquire all of the assets of Fidelity® Arizona Municipal Money Market Fund, Fidelity® Connecticut Municipal Money Market Fund, Fidelity® Michigan Municipal Money Market Fund, Fidelity® Ohio Municipal Money Market Fund, and Fidelity® Pennsylvania Municipal Money Market Fund (each an Acquired Fund and together, the Acquired Funds) and assume all of the Acquired Funds’ liabilities, in exchange solely for shares of beneficial interest in the Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity® Municipal Money Market Fund dated October 30, 2021, which was previously filed via EDGAR (Accession No. 0001379491-21-004431).

2.	The Prospectus of Fidelity® Arizona Municipal Money Market Fund dated October 30, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-004431).

3.	The Prospectus of Fidelity® Connecticut Municipal Money Market Fund dated January 29, 2022, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-22-000285).

4.	The Prospectus of Fidelity® Michigan Municipal Money Market Fund dated March 1, 2022, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

5.	The Prospectus of Fidelity® Ohio Municipal Money Market Fund dated March 1, 2022, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

6.	The Prospectus of Fidelity® Pennsylvania Municipal Money Market Fund dated March 1, 2022, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

7.	The Statement of Additional Information of Fidelity® Municipal Money Market Fund dated October 30, 2021, which was previously filed via EDGAR (Accession No. 0001379491-21-004431).

8.	The Statement of Additional Information of Fidelity® Arizona Municipal Money Market Fund dated October 30, 2021, which was previously filed via EDGAR (Accession No. 0001379491-21-004431).

9.	The Statement of Additional Information of Fidelity® Connecticut Municipal Money Market Fund dated January 29, 2022, which was previously filed via EDGAR (Accession No. 0001379491-22-000285).

10.	The Statement of Additional Information of Fidelity® Michigan Municipal Money Market Fund dated March 1, 2022, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

11.	The Statement of Additional Information of Fidelity® Ohio Municipal Money Market Fund dated March 1, 2022, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

12.	The Statement of Additional Information of Fidelity® Pennsylvania Municipal Money Market Fund dated March 1, 2022, which was previously filed via EDGAR (Accession No. 0001379491-22-000787).

13.

The Financial Statements included in the Annual Report of Fidelity® Municipal Money Market Fund for the fiscal year ended August 31, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-004365).

14.

The Financial Statements included in the Annual Report of Fidelity® Arizona Municipal Money Market Fund for the fiscal year ended August 31, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-004365).

15.

The Financial Statements included in the Annual Report of Fidelity® Connecticut Municipal Money Market Fund for the fiscal year ended November 30, 2021, which were previously filed via EDGAR (Accession No. 0001379491-22-000213).

16.

The Financial Statements included in the Annual Report of Fidelity® Michigan Municipal Money Market Fund for the fiscal year ended December 31, 2021, which were previously filed via EDGAR (Accession No. 0001379491-22-000724).

17.

The Financial Statements included in the Annual Report of Fidelity® Ohio Municipal Money Market Fund for the fiscal year ended December 31, 2021, which were previously filed via EDGAR (Accession No. 0001379491-22-000724).

18.

The Financial Statements included in the Annual Report of Fidelity® Pennsylvania Municipal Money Market Fund for the fiscal year ended December 31, 2021, which were previously filed via EDGAR (Accession No. 0001379491-22-000724).

19.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Municipal Money Market Fund for the fiscal period ended February 28, 2022 which were previously filed via EDGAR (Accession No. 0001379491-22-001647).

20.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Arizona Municipal Money Market Fund for the fiscal period ended February 28, 2022 which were previously filed via EDGAR (Accession No. 0001379491-22-001647).

21.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Connecticut Municipal Money Market Fund for the fiscal period ended May 31, 2022 which were previously filed via EDGAR (Accession No. 0001379491-22-002734).

22.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Michigan Municipal Money Market Fund for the fiscal period ended [June 30], 2022 which were previously filed via EDGAR (Accession No. [                    ]).

23.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Ohio Municipal Money Market Fund for the fiscal period ended [June 30], 2022 which were previously filed via EDGAR (Accession No. [                    ]).

24.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity® Pennsylvania Municipal Money Market Fund for the fiscal period ended [June 30], 2022 which were previously filed via EDGAR (Accession No. [                    ]).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the Acquiring Fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	(1)	Amended and Restated Trust Instrument, dated September 18, 2002, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 26.

	(2)	Amendment to the Amended and Restated Trust Instrument, dated April 13, 2005, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 29.

(2)		Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust’s (File No. 002-77909) Post-Effective Amendment No. 62.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to the Proxy Statement and Prospectus.

(5)	Articles II, VII, IX, and X of the Amended and Restated Trust Instrument, dated September 18, 2002, are incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 26; and Articles IV and VI of the Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust’s (File No. 002-77909) Post-Effective Amendment No. 62.

(6)	(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Arizona Municipal Money Market Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 54.

	(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Municipal Money Market Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 54.

	(3)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(2) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 112.

	(4)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(114) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 524.

	(5)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(4) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 112.

	(6)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(123) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 524.

	(7)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(6) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 112.

	(8)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(132) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 524.

(7)	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Arizona Municipal Money Market Fund and Fidelity Distributors Company LLC, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 54.

	(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Municipal Money Market Fund, and Fidelity Distributors Company LLC, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 54.

(8)		Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated as of March 10, 2016, is incorporated herein by reference to Exhibit (f) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 334.

(9)		Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and the Registrant is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(10)	(1) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Arizona Municipal Money Market Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 54.

(2) Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Money Market Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 54.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated August 3, 2022, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	(1) Power of Attorney, dated August 1, 2022, is filed herein as Exhibit 16(1).

(2) Power of Attorney, dated August 1, 2022, is filed herein as Exhibit 16(2).

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 5th day of August 2022.

Fidelity Union Street Trust II

By	/s/ Laura M. Del Prato
Laura M. Del Prato, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Laura M. Del Prato		President and Treasurer	August 5, 2022
Laura M. Del Prato		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	August 5, 2022
John J. Burke III		(Principal Financial Officer)

/s/ Abigail P. Johnson	†	Trustee	August 5, 2022
Abigail P. Johnson

/s/ Elizabeth S. Acton	*	Trustee	August 5, 2022
Elizabeth S. Acton

/s/ Ann E. Dunwoody	*	Trustee	August 5, 2022
Ann E. Dunwoody

/s/ John Engler	*	Trustee	August 5, 2022
John Engler

/s/ Robert F. Gartland	*	Trustee	August 5, 2022
Robert F. Gartland

/s/ Arthur E. Johnson	*	Trustee	August 5, 2022
Arthur E. Johnson

/s/ Michael E. Kenneally	*	Trustee	August 5, 2022
Michael E. Kenneally

/s/ Marie L. Knowles	*	Trustee	August 5, 2022
Marie L. Knowles

/s/ Mark A. Murray	*	Trustee	August 5, 2022
Mark A. Murray

/s/ Jennifer Toolin McAuliffe	*	Trustee	August 5, 2022
Jennifer Toolin McAuliffe

†	By:	/s/ Kevin M. Meagher
Kevin M. Meagher, pursuant to a power of attorney dated August 1, 2022 and filed herewith.

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated August 1, 2022 and filed herewith.